Financial Instruments and Fair Value Disclosures - Measured On Non Recurring Basis (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives Fair Value [Line Items]
Impairment loss	$ 0	$ 277,327,148	$ 0
M/V Crystal Seas
Derivatives Fair Value [Line Items]
Impairment loss		5,740,000
M/V Coral Seas
Derivatives Fair Value [Line Items]
Impairment loss		62,864,833
M/V Golden Seas
Derivatives Fair Value [Line Items]
Impairment loss		52,929,172
M/V Diamond Seas
Derivatives Fair Value [Line Items]
Impairment loss		43,513,624
M/V Pearl Seas
Derivatives Fair Value [Line Items]
Impairment loss		36,274,742
M/V Sapphire Seas
Derivatives Fair Value [Line Items]
Impairment loss		33,554,729
M/V Friendly Seas
Derivatives Fair Value [Line Items]
Impairment loss		42,450,048
Significant Other Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Vessel fair value		155,250,000
Significant Other Observable Inputs (Level 2) | M/V Crystal Seas
Derivatives Fair Value [Line Items]
Vessel fair value		14,000,000
Significant Other Observable Inputs (Level 2) | M/V Coral Seas
Derivatives Fair Value [Line Items]
Vessel fair value		24,250,000
Significant Other Observable Inputs (Level 2) | M/V Golden Seas
Derivatives Fair Value [Line Items]
Vessel fair value		24,250,000
Significant Other Observable Inputs (Level 2) | M/V Diamond Seas
Derivatives Fair Value [Line Items]
Vessel fair value		21,125,000
Significant Other Observable Inputs (Level 2) | M/V Pearl Seas
Derivatives Fair Value [Line Items]
Vessel fair value		24,250,000
Significant Other Observable Inputs (Level 2) | M/V Sapphire Seas
Derivatives Fair Value [Line Items]
Vessel fair value		20,750,000
Significant Other Observable Inputs (Level 2) | M/V Friendly Seas
Derivatives Fair Value [Line Items]
Vessel fair value		$ 26,625,000